Intangible Assets, Net - Schedule of Intangible Assets (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	¥ 2,189,954		¥ 2,178,287
Accumulated Amortization	(2,036,896)		(1,737,908)
Accumulated Impairment Amount	(63,236)		(14,374)
Net Carrying Amount	89,822	$ 14,169	426,005
Domain Name
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	11,540		12,502
Accumulated Amortization	(3,451)		(3,130)
Accumulated Impairment Amount	(8,072)
Net Carrying Amount	17		9,372
Trademarks
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,481		539
Accumulated Amortization	(489)		(100)
Accumulated Impairment Amount	0
Net Carrying Amount	992		439
Insurance Agency License
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	2,848		2,848
Accumulated Amortization	(748)		(605)
Accumulated Impairment Amount	(2,100)
Net Carrying Amount	0		2,243
Broadcasting license
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	86,667		86,667
Accumulated Amortization	(47,977)		(29,405)
Accumulated Impairment Amount	(38,690)
Net Carrying Amount	0		57,262
Buyer and Customer Relationship
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	502,270		462,770
Accumulated Amortization	(468,037)		(462,770)
Accumulated Impairment Amount	0
Net Carrying Amount	34,233
Brand
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	184,470		184,470
Accumulated Amortization	(172,110)		(172,110)
Accumulated Impairment Amount	(12,360)		(12,360)
Net Carrying Amount	0
Strategic Business Resources
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,367,838		1,405,551
Accumulated Amortization	(1,321,838)		(1,048,862)
Accumulated Impairment Amount	0
Net Carrying Amount	46,000		356,689
Technology
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	32,840		22,940
Accumulated Amortization	(22,246)		(20,926)
Accumulated Impairment Amount	(2,014)		¥ (2,014)
Net Carrying Amount	¥ 8,580